TAXES (Details - Deferred taxes) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Loss carried forward to future years	$ 2,370,600	$ 2,032,360
Property, plant and equipment	14,281	782
Deferred financing costs	282,458	527,431
Lease liability	0	11,072
Valuation allowance	(2,250,662)	(1,395,957)
Total deferred tax assets	416,677	1,175,688
Deferred tax liabilities:
Intangible assets	(120,658)	(126,052)
Property, plant and equipment	(416,677)	(1,059,282)
Right of use assets	0	(11,072)
Total deferred tax liabilities	(537,335)	(1,196,406)
Deferred tax assets	0	105,334
Deferred tax liabilities, net	$ (120,658)	$ (126,052)